The Company (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) subsidiary	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) subsidiary	Dec. 31, 2024 USD ($)	Dec. 17, 2025 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of subsidiaries | subsidiary	4		4
Cash and cash equivalents	$ 25,449	$ 41,719	$ 28,891	$ 48,252
Restricted cash			881
Accumulated deficit	264,151		255,576	181,731
Net loss	8,575	12,870	73,845	54,344
Cash used in operations	$ 6,120	$ 6,103	$ 30,162	$ 37,210
Liquidity committed by investors					$ 100,000